TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 22. TRANSACTIONS WITH RELATED PARTIES

Except for the following, the Company has not identified any transactions with related parties that would have a material impact on the financial position, result of operations or cash flows of the Company as of and for the years ended December 31, 2013 and 2012.

Kramer Levin Naftalis & Frankel LLP serves as the Company’s principal outside legal counsel, and regularly bills the Company for legal services provided to the Company, including serving as legal counsel in connection with the offering. One of the directors is a partner at Kramer Levin Naftalis & Frankel LLP. The Company recognized professional fees of $610,000 and $769,000 for legal services provided by Kramer Levin Naftalis & Frankel LLP for the years ended December 31, 2013 and 2012, respectively. These amounts are recorded in “Professional Services” in the consolidated statements of operations.

Loans to executive officers and directors of the Company and Bank totaled $1.13 million as of December 31, 2013. There were no loans to executive officers and directors of the Company and Bank as of December 31, 2012.